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LOGO: WMA SECURITIES, INC.


POWER V

Variable
Universal Life


2000 ANNUAL
REPORT


Includes annual reports for:

     Kemper Variable Series
     American Skandia Trust
     Fidelity Variable Insurance Products Fund
     Fidelity Variable Insurance Products Fund II
     Fidelity Variable Insurance Products Fund III
     Scudder Variable Life Investment Fund


LOGO: ZURICH KEMPER
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                          LOGO: WMA SECURITIES, INC.


                          Securities offered through
                             WMA Securities, Inc.
                              Member NASD & SIPC
                             5555 Triangle Parkway
                              Norcross, GA  30092
                                 770/453-9300


        Power V marketed exclusively by World Marketing Alliance, Inc.;
            distributed by Investors Brokerage Services, Inc.; and
           underwritten by Kemper Investors Life Insurance Company,
                          Long Grove, IL  60049-0001


PWRV-AN00 (02/01)

LOGO: ZURICH KEMPER
1 KEMPER DRIVE
LONG GROVE, IL  60049-0001